Schedule of aging profile of financial liabilities (Details) - Liquidity risk [member] - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	R$ 26,628,000,000
Borrowings and Financing [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	1,885,000,000
First Issue of Promissory Notes - 1st series [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	10,777,000,000
Derivative Financial Instruments [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	(69,000,000)
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	8,093,000,000
Trade Payables [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	5,942,000,000
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	7,425,000,000
Not later than one month [member] | Borrowings and Financing [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	529,000,000
Not later than one month [member] | First Issue of Promissory Notes - 1st series [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	399,000,000
Not later than one month [member] | Derivative Financial Instruments [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	(73,000,000)
Not later than one month [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow		R$ 628,000,000
Not later than one month [member] | Trade Payables [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	5,942,000,000
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	11,274,000,000
Later than one year and not later than five years [member] | Borrowings and Financing [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	1,347,000,000
Later than one year and not later than five years [member] | First Issue of Promissory Notes - 1st series [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	7,343,000,000
Later than one year and not later than five years [member] | Derivative Financial Instruments [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	(284,000,000)
Later than one year and not later than five years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	2,868,000,000
Later than one year and not later than five years [member] | Trade Payables [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	7,929,000,000
Later than five years [member] | Borrowings and Financing [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	9,000,000
Later than five years [member] | First Issue of Promissory Notes - 1st series [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	3,035,000,000
Later than five years [member] | Derivative Financial Instruments [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	288,000,000
Later than five years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	4,597,000,000
Later than five years [member] | Trade Payables [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow